Label	Element	Value
Amplify Bitcoin 2% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	35.40%
Amplify Bitcoin 2% Monthly Option Income ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.40%
Amplify Bitcoin 2% Monthly Option Income ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: 160.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.20%
Amplify Bitcoin 2% Monthly Option Income ETF | Invesco Government & Agency Portfolio - Institutional Class [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Amplify Bitcoin 2% Monthly Option Income ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: 169.58 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Amplify Bitcoin 2% Monthly Option Income ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: 160.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.00%)